RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 278,063,105	$ 274,729,544
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,986,281	1,033,592
Derivatives [member] | Hedging instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	34,842	21,658
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial liabilities [line items]
Notional amount	6,581,577	2,355,232
Financial liabilities	$ 34,842	$ 21,658